Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 2,363,372	$ 1,768,853
Egypt limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	46,948	75,165
Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	160,964	158,026
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,979,125	1,535,662
Construction Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	176,335	$ 0
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,385,416
Carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	40,376
Carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	28,384
Carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	12,424
Carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	485,576
Carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,654
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,805,002
Carrying amount | Egypt limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	48,158
Carrying amount | Egypt limited recourse debt facilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	31,552
Carrying amount | Egypt limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,606
Carrying amount | Egypt limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Egypt limited recourse debt facilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Egypt limited recourse debt facilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Egypt limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	164,258
Carrying amount | Other limited recourse debt facilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	8,824
Carrying amount | Other limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	11,778
Carrying amount | Other limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	12,424
Carrying amount | Other limited recourse debt facilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	12,576
Carrying amount | Other limited recourse debt facilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,654
Carrying amount | Other limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	105,002
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,000,000
Carrying amount | Unsecured notes | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300,000
Carrying amount | Unsecured notes | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,700,000
Carrying amount | Construction Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	173,000
Long-term debt exceeding principal payment	3,300
Carrying amount | Construction Facility | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Construction Facility | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Construction Facility | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Construction Facility | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	173,000
Carrying amount | Construction Facility | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Construction Facility | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 0